Fair Value Measurements (Net Change in the Assets and Liabilities Measured at Fair Value on a Recurring Basis and Included in the Level 3 Fair Value Category) (Detail) - Commodity - USD ($)
$ in Millions
	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 422	$ 222
Total realized and unrealized gains (losses):
Included in earnings	(51)	$ 48
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Electric fuel and other energy-related purchases
Included in regulatory assets/liabilities	(216)	$ 20
Settlements	35	(48)
Purchases	16
Ending balance	206	202
Virginia Electric and Power Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	221	102
Total realized and unrealized gains (losses):
Included in earnings	(52)	$ 45
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Electric fuel and other energy-related purchases
Included in regulatory assets/liabilities	(166)	$ 80
Settlements	36	(45)
Purchases	16
Ending balance	$ 55	$ 22